Share-based Payments - Measurement of fair values (Details) - € / shares				6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payments
Discount for lack of marketability			10.00%	5.00%	10.00%	5.00%	10.00%
Expected volatility (%)			101.00%	148.30%	123.80%	154.00%	116.00%
Probability of direct IPO			60.00%	0.00%	50.00%	0.00%	50.00%
Probability of indirect IPO			0.00%	85.00%	0.00%	60.00%	0.00%
Probability of other scenarios			40.00%	15.00%	50.00%	40.00%	50.00%
Fair value of options per share	€ 17,297	€ 5,949	€ 5,893	€ 20,143		€ 17,297